Income Taxes (Narrative) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Valuation allowance		$ 69,692,000	$ 6,718,000
Unrecognized tax benefits		17,638,000	32,976,000	38,398,000
Resaonably possible decrease in unrecognized tax benefits	10,000,000
Payment of interest accrued		4,500,000	6,600,000
Gross deferred tax assets		499,989,000	346,066,000
Gross deferred tax liabilities		169,035,000	173,505,000
Deferred Tax Assets Net		430,297,000	339,348,000
Capital Loss Carryforward [Member]
Valuation Allowance [Line Items]
Valuation allowance		57,100,000
Valuation Allowance, Operating Loss Carryforwards [Member] | State And Local Jurisdiction [Member]
Valuation Allowance [Line Items]
Valuation allowance		$ 12,600,000